EATON VANCE SERIES TRUST II

One Post Office Square

Boston, MA 02109

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Trust II (the “Registrant”) on behalf of Eaton Vance Income Fund of Boston (the “Fund”) (1933 Act File No. 002-42722) certifies (a) that the forms of Prospectus and Statement of Additional Information dated March 1, 2026 used with respect to the Fund, do not differ from those contained in Post-Effective Amendment No. 130 (“Amendment No. 130”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 130 was filed electronically with the Commission (Accession No. 0001133228-26-002300) on February 26, 2026.

EATON VANCE SERIES TRUST II on behalf of Eaton Vance Income Fund of Boston

By:	/s/ Nicholas S. Di Lorenzo
Nicholas S. Di Lorenzo, Esq.
Secretary

Date: March 5, 2026